Summary Of Significant Accounting Policies - Summary of Geographic Information for Long-lived Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 18,115,074	$ 20,806,525
UAE
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	397,377	995,692
Mainland PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	16,714,825	18,630,833
HK S.A.R.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	62,872
Cayman Islands
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 940,000	$ 1,180,000